Shareholder Report, Holdings (Details) - Fidelity U.S. Equity Central Fund	Jun. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%